STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year, Number of options	1,317,400
Options granted, Number of options	9,636,134
Options exercised, Number of options	6,000
Options expired, Number of options	172,775
Options forfeited, Number of options	198,225
Options outstanding at end of year, Number of options	10,576,534	1,317,400
Options vested and expected to vest at end of year, Number of options	9,870,821
Exercisable at end of year, Number of options	3,975,581
Options outstanding at beginning of year, Weighted average exercise price	$ 6.59
Options granted, Weighted average exercise price	0.33
Options exercised, Weighted average exercise price	0.01
Options expired, Weighted average exercise price	7.78
Options forfeited, Weighted average exercise price	2.05
Options outstanding at end of year, Weighted average exercise price	0.94	$ 6.59
Options vested and expected to vest at end of year, Weighted average exercise price	0.97
Exercisable at end of year, Weighted average exercise price	$ 1.85
Options outstanding at, Weighted average remaining contractual life	5 years 9 months 18 days	6 years 11 months 23 days
Options vested and expected to vest at end of year, Weighted average remaining contractual life	8 months 1 day
Exercisable at end of year, Weighted average remaining contractual life	5 years 10 months 6 days
Options outstanding at beginning of year, Aggregate Intrinsic value	$ 8
Options outstanding at end of year, Aggregate Intrinsic value	1,264	$ 8
Options vested and expected to vest at end of year, Aggregate Intrinsic value	1,173
Exercisable at end of year, Aggregate Intrinsic value	$ 441